Shareholder Report, Holdings (Details) - C000215718	Oct. 31, 2025
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
464287523 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
78462F103 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
00214Q401 | ARK Next Generation Internet ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
464287770 | iShares U.S. Financial Services ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
46138E628 | Invesco KBW Bank ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
92204A108 | Vanguard Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Equity
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Technology007903107
Holdings [Line Items]
Percent of Total Investments	15.50%
Equities00214Q401
Holdings [Line Items]
Percent of Total Investments	84.50%